MAINLAND CHINA CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2015
MAINLAND CHINA CONTRIBUTION PLAN [Abstract]
MAINLAND CHINA CONTRIBUTION PLAN

19.       MAINLAND CHINA CONTRIBUTION PLAN

Full time PRC employees of the Group are eligible to participate in a government-mandated multi- employer defined contribution plan under which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to these employees. The PRC labor regulations require the Group to accrue for these benefits based on a percentage of each employee's income. Total provisions for employee benefits were nil, nil and $902,418 for the years ended December 31, 2013, 2014 and 2015, respectively, reported as a component of operating expenses when incurred.